As filed with the Securities and Exchange Commission on November 13, 2002

                                                     1933 Act File No. 333-30810
                                                      1940 Act File No. 811-9819

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       POST-EFFECTIVE AMENDMENT NO. 10 [X]

                                       AND

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940 [X]

                              AMENDMENT NO. 11 [X]

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                  PO BOX 5049, BOSTON, MASSACHUSETTS 02206-5049
                                 (877) 517-9758

                                                Copy to:
Julie Tedesco, Secretary                        Timothy W. Diggins
One Federal Street, 9th Floor                   Ropes & Gray
Boston, Massachusetts 02110                     One International Place
(Name and Address of Agent for Service)         Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to     [ ]  On January 30, 2002 pursuant
     paragraph (b)                                to paragraph (b)
[ ]  60 days after filing pursuant to        [ ]  On (date) pursuant to
     paragraph (a)(1)                             paragraph (a)(1)
[X]  75 days after filing pursuant to        [ ]  On (date) pursuant to
     paragraph (a)(2)                             (paragraph (a)(2) of
                                                  Rule 485.
If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                 P.O. BOX 5049, BOSTON, MASSACHUSETTS 02206-5049

                 STATE STREET U.S. GOVERNMENT MONEY MARKET FUND

                        PROSPECTUS DATED JANUARY 27, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET U.S. GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

The State Street U.S. Government Money Market Fund's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.

INTRODUCTION

   The State Street U.S. Government Money Market Fund's (the "Fund") investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"), by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less. The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund and that, so long as the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio.

   The Portfolio attempts to meet its investment objective by investing under normal circumstances 100% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. Government securities") or in repurchase agreements with respect to U.S. Government securities (Shareholders would receive 60 days notice prior to any change in this policy.) The Adviser bases its investment decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     - MONEY MARKET RISK. The risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. Although the Fund seeks to maintain a constant NAV of $1.00 per share, the Fund may not be able to do so at all times, and it is possible for you to lose money by investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - INTEREST RATE RISK. The risk that during periods of rising interest rates, the Fund's yield will tend to be lower than prevailing market rates, and the market values of its portfolio securities will tend to fall; in periods of falling interest rates, the Fund's yield may be higher than prevailing market rates.

     - GOVERNMENT SECURITIES RISK. The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Because the Portfolio may be 100% invested in U.S. government securities, its return may be less than a fund which can invest without limitation in all types of securities.

     - MANAGEMENT STRATEGY RISK. The risk that a strategy used by the Adviser may fail to produce the intended results.

     - LIQUIDITY RISK. The risk that the Fund will be unable to pay proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

     - FIXED-INCOME SECURITIES RISK. Risks associated with fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the U.S. Government Money Market Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans ("ARMs"), mortgage-backed securities and asset-backed securities.

PERFORMANCE INFORMATION

   Performance information for the Fund has been omitted because the Fund has not commenced operations.

FEES AND EXPENSES

   The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

    Management Fees*                                  0.19%
    Distribution (12b-1) Fees                         0.05%
    Other Expenses                                    0.08%
                                                      -----
    Total Annual Fund Operating Expenses              0.32%
                                                      =====
       * This fee represents the total fees paid by the corresponding Portfolio of State Street Master Funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year                     3 years
                     --------                    -------
                         $                          $

MANAGEMENT AND ORGANIZATION

   THE FUND AND THE PORTFOLIO. State Street Institutional Investment Trust is an open-end management investment company. It was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Fund and the Portfolio.

   The Trustees of the Fund are responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

   THE ADVISER. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

   The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940, as amended (the "1940 Act"), which require periodic review of these transactions.

   As of June 30, 2002, the Adviser managed approximately $62 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $770.8 billion in assets. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110.

   THE ADMINISTRATOR, CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the Administrator for the Fund, the Custodian for the Fund's assets, and serves as the Transfer Agent to the Fund. As compensation for its services as Administrator, Custodian and Transfer Agent, State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

   The investment objective of the Fund as stated above may be changed without shareholder approval. The investment policies described below reflect the Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

   U.S. GOVERNMENT SECURITIES. U.S. Government securities include U.S. Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest or principal by the U.S. Government, its agencies or instrumentalities. U.S. Government securities may include securities that are supported by the full faith and credit of the United States Treasury, and securities that are supported only by the right of the issuer to borrow from the United States Treasury, by the discretionary authority of a U.S. Government agency or instrumentality, or solely by the creditworthiness of the issuer.

   PORTFOLIO MATURITY. A money market fund must limit its investments to securities with remaining maturities determined in accordance with the 1940 Act and must maintain a dollar-weighted average maturity of 90 days or less. The Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Fund's price or yield.

   VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities which are instruments issued or guaranteed by entities such as the: (1) U.S. government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions or (4) insurance companies. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Fund may also purchase floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. However, such securities are not effective investments for "locking in" favorable interest rates for extended periods of time.

SHAREHOLDER INFORMATION

   DETERMINATION OF NET ASSET VALUE. The Fund determines the price (or NAV) per share once each business day at 3:00 p.m. Eastern time, or the close of the New York Stock Exchange (the "NYSE"), if earlier. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE or the Boston Federal Reserve are open for regular trading. The price per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

   The Fund seeks to maintain a $1.00 per share net asset value and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

   PURCHASING SHARES. Investors pay no sales load to invest in the Fund. The price for Fund shares is the net asset value per share. Orders will be priced at the net asset value next calculated after the order is accepted by the Fund.

   The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

   REDEEMING SHARES. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions). At the request of an investor, the Fund will normally redeem in-kind to the investor. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DISTRIBUTION/SERVICING (RULE 12b-1) PLAN

   The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.05%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

   The Fund intends to declare dividends on shares from net investment income daily and have them payable as of the last business day of each month. Distributions will be made at least annually from net short- and long-term capital gains, if any. In most instances, distributions will be declared and paid in mid-October with additional distributions declared and paid in December, if required, for the Fund to avoid imposition of a 4% federal excise tax on undistributed capital gains. The Fund does not expect any material long-term capital gains or losses.

Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATE STREET EQUITY 500 INDEX FUND

                       STATE STREET EQUITY 400 INDEX FUND

                       STATE STREET EQUITY 2000 INDEX FUND

                     STATE STREET MSCI(R) EAFE(R) INDEX FUND

                     STATE STREET AGGREGATE BOND INDEX FUND

                         STATE STREET MONEY MARKET FUND


                 STATE STREET U.S. GOVERNMENT MONEY MARKET FUND


     This following Statement of Additional Information includes additional information about the Funds. The Statement of Additional Information is not a prospectus. To obtain a copy of a Fund's prospectus, please call the customer service center at the telephone number shown in the accompanying Contract prospectus or write the Trust at:

                   State Street Institutional Investment Trust
                                  P.O. Box 5049
                           Boston, Massachusetts 02206


This Statement of Additional Information dated January 27, 2003 relates to the prospectuses dated April 30, 2002 for the State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street MSCI EAFE Index Fund, State Street Aggregate Bond Index and State Street Money Market Fund and the prospectus dated January 27, 2003 for the State Street U.S. Government Money Market Fund.

TABLE OF CONTENTS


Trust History....................................................   3
Description of the Funds and Their Investments and Risks.........   3
Additional Investments and Risks.................................   6
Management of the Trust..........................................   21
Control Persons and Principal Holders of Securities..............   24
Investment Advisory and Other Services...........................   25
Brokerage Allocation and Other Practices.........................   28
Capital Stock and Other Securities...............................   29
Purchase, Redemption and Pricing of Shares.......................   29
Taxation of the Fund.............................................   31
Underwriters.....................................................   34
Calculation of Performance Data..................................   34
Financial Statements.............................................   37
Appendix A.......................................................   38

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TRUST HISTORY

     The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000.



     The Trust is an open-end management investment company. The Trust contains the following diversified series: the State Street Equity 500 Index Fund (the "Equity 500 Index Fund"), the State Street Equity 400 Index Fund (the "Equity 400 Index Fund"), the State Street Equity 2000 Index Fund (the "Equity 2000 Index Fund"), the State Street MSCI(R) EAFE(R) Index Fund (the "MSCI EAFE Index Fund"), the State Street Aggregate Bond Index Fund (the "Aggregate Bond Index Fund"), the State Street Money Market Fund (the "Money Market Fund") and the State Street U.S. Government Money Market Fund (the "U.S. Government Money Market Fund"). The Equity 500 Index Fund, the Equity 400 Index Fund, the Equity 2000 Index Fund, the MSCI EAFE Index Fund and the Aggregate Bond Index Fund are referred to in this statement of additional information (the "SAI") as the "Index Funds." The Money Market Fund and the U.S. Government Money Market Fund are referred to in this SAI as the "Money Market Funds." The Index Funds together with the Money Market Funds are referred to in this SAI as the "Funds."


DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

     Each Fund's prospectus contains information about the investment objective and policies of that Fund. This statement of additional information should only be read in conjunction with the prospectus of the Fund or Funds in which you intend to invest. In addition to the principal investment strategies and the principal risks of the Fund described in the Fund's prospectus, a Fund may employ other investment practices and may be subject to additional risks, which are described below.

ADDITIONAL INFORMATION CONCERNING THE S&P 500 Index

     The Equity 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Equity 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Equity 500 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 500 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

     S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 500 Index Fund. S&P does not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 500 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION CONCERNING THE S&P 400 Index

     The Equity 400 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 400 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to the Equity 400 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index, which is determined, composed and calculated by S&P without regard to the Equity 400 Index Fund. S&P has no obligation to take the needs of the Equity 400 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 400 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

     S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 400 Index Fund. S&P does not guarantee the accuracy or the completeness of the S&P 400 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 400 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 400 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION CONCERNING THE RUSSELL 2000 INDEX

     The Equity 2000 Index Fund is not sponsored, endorsed, promoted by, or in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Equity 2000 Index Fund or any associated literature or publications, and Russell makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000 Index. Russell's publication of the Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 Index or any data included in the Index. Russell makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 Index or any data included therein, or any security (or combination thereof) comprising the Index. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Russell 2000 Index or any data or any security (or combination thereof) included therein.

ADDITIONAL INFORMATION CONCERNING THE MSCI(R) EAFE(R) INDEX

The MSCI EAFE Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the EAFE Index makes any representation or warranty, express or implied, to the owners of the MSCI EAFE Index Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the EAFE Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE Index which is determined, composed and calculated by MSCI without regard to the MSCI EAFE Index Fund or the issuer of the Fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of the MSCI EAFE Index Fund into consideration in determining, composing or calculating the EAFE Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the MSCI EAFE Index Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the EAFE Index has any obligation or liability to owners of the MSCI EAFE Index Fund in connection with the administration, marketing or trading of the Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE EAFE INDEX GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE EAFE INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE EAFE INDEX SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH THE INDEXES OR ANY DATA INCLUDED THEREIN. FURTHER, NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE EAFE INDEX MAKES ANY EXPRESS OR IMPLIED

WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES AND ANY DATA INCLUDED THEREIN. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE EAFE INDEX SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION CONCERNING THE LEHMAN BROTHERS AGGREGATE BOND INDEX

     The Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Lehman Brothers Holdings, Inc. ("Lehman Brothers"). Lehman Brothers makes no representation or warranty, express or implied, to the owners of shares of the Aggregate Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the LBAB Index to track general performance. Lehman Brothers' only relationship to the Aggregate Bond Index Fund is the licensing of certain trademarks and trade names of Lehman Brothers and of the LBAB Index, which is determined, composed and calculated by Lehman Brothers without regard to the Fund. Lehman Brothers has no obligation to take the needs of the Aggregate Bond Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the LBAB Index. Lehman Brothers is not responsible for and has not participated in the determination of the price and number of shares of the Aggregate Bond Index Fund or the timing of the issuance or sale of shares of the Fund.

     Lehman Brothers has no obligation or liability in connection with the administration, marketing or trading of shares of the Aggregate Bond Index Fund. Lehman Brothers does not guarantee the accuracy or the completeness of the LBAB Index or any data included therein and Lehman Brothers shall have no liability for any errors, omissions or interruptions therein. Lehman Brothers makes no warranty, express or implied, as to results to be obtained by the Aggregate Bond Index Fund, owners of shares of the Fund or any other person or entity from the use of the LBAB Index or any data included therein. Lehman Brothers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the LBAB Index or any data included therein. Without limiting any of the foregoing, in no event shall Lehman Brothers have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INVESTMENTS AND RISKS

     To the extent consistent with its investment objective and restrictions, each Fund may invest in the following instruments and use the following techniques.

CASH RESERVES


     Each Index Fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by S&P or, if unrated, of comparable quality in the opinion of SSgA Funds Management, Inc. (the "Adviser"); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and
(v) repurchase agreements. At the time an Index Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. To the extent that an Index Fund holds the foregoing instruments its ability to track its corresponding Index may be adversely affected.


FUTURES CONTRACTS AND OPTIONS ON FUTURES

     Each Index Fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

     A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, an Index Fund is required to deposit an initial margin with the custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that an Index Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

     Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. An Index Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

ILLIQUID SECURITIES


     Each Fund may invest in illiquid securities. Each Index Fund will invest no more than 15% of its net assets, and each Money Market Fund will invest no more than 10% of its net assets, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.


LENDING OF FUND SECURITIES

     Each Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Each Index Fund may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Index Funds may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

PURCHASE OF OTHER INVESTMENT COMPANY FUNDS

         Each Fund may, to the extent permitted under the Investment Company of 1940, as amended (the "1940 Act") and exemptive rules and orders thereunder, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund's. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

SECTION 4(2) COMMERCIAL PAPER

     Each Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to a Fund's percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

U.S. GOVERNMENT SECURITIES

     Each Fund may purchase U.S. government securities. The types of U.S. Government obligations in which each Fund may at times invest include: (1) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing

Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.


     The Money Market Funds may purchase U.S. Government obligations on a forward commitment basis. The Money Market Funds may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").


WHEN-ISSUED SECURITIES


     Each Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement takes place. The Fund segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. When entering into a when-issued transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Money Market Funds will not invest more than 25% of their respective net assets in when-issued securities.


     Securities purchased on a when-issued basis and held by a Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

     When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

REVERSE REPURCHASE AGREEMENTS


     The MSCI(R) EAFE(R) Index Fund, the Aggregate Bond Index Fund and the Money Market Funds may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Fund's custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Fund's ability to reacquire the underlying securities.


TOTAL RETURN SWAPS

     The MSCI EAFE Index Fund and the Aggregate Bond Index Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A Fund's return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS

     The MSCI EAFE Index Fund may purchase American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") of foreign corporations represented in the Fund's Index.

     Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are issued by European financial institutions for trading primarily in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities.

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank or foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers to which they relate.

FOREIGN CURRENCY EXCHANGE CONTRACTS

     The MSCI EAFE Index Fund may invest in foreign currency exchange contracts. The Fund has the authority to deal in forward foreign currency exchange contracts (including those involving the U.S. dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.

ASSET-BACKED SECURITIES

     The Aggregate Bond Index Fund and the Money Market Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Use of asset-backed securities will represent less than 5% of the Money Market Fund's total assets by issuer.

EURODOLLAR CERTIFICATES OF DEPOSIT ("ECDS"), EURODOLLAR TIME DEPOSITS ("ETDS") AND YANKEE CERTIFICATES OF DEPOSIT ("YCDS")


     The Aggregate Bond Index Fund and the Money Market Funds may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks.

     Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.



FORWARD COMMITMENTS


     The Aggregate Bond Index Fund and the Money Market Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by a Fund of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on a Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Fund to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.


INTEREST RATE SWAPS


     The Aggregate Bond Index Fund may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by the Aggregate Bond Index Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Aggregate Bond Index Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Aggregate Bond Index Fund intends to use these transactions as a hedge and not as a speculative investment.


INVESTMENT-GRADE BONDS

     The Aggregate Bond Index Fund may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, are determined by the Adviser to be of comparable quality. Investment-grade securities include securities rated Baa by Moody's or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics.

MORTGAGE-RELATED SECURITIES


     The Aggregate Bond Index Fund and the Money Market Funds may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.



1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

     The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

     Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

MORTGAGE-BACKED SECURITY ROLLS

     The Aggregate Bond Index Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Fund will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as the Fund's repurchase agreement counterparties. Second, the security that is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

VARIABLE AND FLOATING RATE SECURITIES


     The Aggregate Bond Index Fund and the Money Market Funds may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.


ZERO COUPON SECURITIES


     The Aggregate Bond Index Fund and the Money Market Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that:
(1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue code of 1986, as amended (the "Code"), the Aggregate Bond Index Fund and the Money Market Funds must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the Funds will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the Funds may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the Funds. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Funds to sell such securities at such time.

     The Money Market Funds may invest no more than 25% of their respective total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS").

Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

VARIABLE AMOUNT MASTER DEMAND NOTES

     The Money Market Funds may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.


INVESTMENT RESTRICTIONS


     The Portfolios in which the Funds invest each have substantially the same investment restrictions as their corresponding Funds. In reviewing the description of a Fund's investment restrictions below, you should assume that the investment restrictions of the corresponding Portfolio are the same in all material respects as those of the Fund.


     The Trust has adopted the following restrictions applicable to all of the Funds, which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the 1940 Act, to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

Each Index Fund may not:

     (1) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

     (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

     (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

     (4) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

     (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

     (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities issued by other investment companies.

     (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer, provided that such limitation does not apply to securities issued by other investment companies.

     (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

     (9) Issue any class of securities which is senior to the Fund's shares, to the extent prohibited by the Investment Company Act of 1940, as amended.

     In addition, it is contrary to each Index Fund's present policy, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.


     The Trust has also adopted the following fundamental investment policies, which, with respect to the Money Market Funds, may not be changed without the approval of a majority of the shareholders of the respective Fund. Each Money Market Fund will not:


     (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

          Foreign and domestic branches of U.S. and foreign banks are not considered a single industry for purposes of this restriction.

     (2) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     (3) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph
          (2) above.


     (4) Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities or securities issued by other investment companies), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.


     (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

     (6) Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.


     (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     The concentration policy of the Money Market Fund (as set forth in Investment Restriction No. 1, above) permits the Money Market Fund to invest, without limit, in bankers' acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Money Market Fund will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks. The Money Market Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Money Market Fund's quality standards in the banking industry justify any additional risks associated with the concentration of the Fund's assets in such industry. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

MANAGEMENT OF THE TRUST


     The Trustees are responsible for generally overseeing the Trust's business. The following table provides biographical information with respect to each Trustee and officer of the Trust. As of September 30, 2002, none of the Trustees was considered an "interested person" of the Trust, as defined in the 1940 Act.


                                                                                          NUMBER OF FUNDS   OTHER
                             POSITION(S)    TERM OF OFFICE                                IN FUND COMPLEX   DIRECTORSHIPS
                             HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY       HELD BY
NAME, ADDRESS, AND AGE       FUND           TIME SERVED         DURING PAST FIVE YEARS    TRUSTEE           TRUSTEE
----------------------       -----------    ----------------    ----------------------    ----------------  -------------
NON-INTERESTED TRUSTEES
-----------------------

Michael F. Holland           Trustee and    Term: Indefinite    Holland & Company         14                Director of
Age: 57                      Chairman of                        L.L.C., Chairman, 1995                      the Holland
375 Park Avenue              the Board      Elected: 2/00       to present.                                 Series Fund,
New York, NY 10152                                                                                          Inc. and The
                                                                                                            China Fund,
                                                                                                            Inc.

                                                                                          NUMBER OF FUNDS   OTHER
                             POSITION(S)    TERM OF OFFICE                                IN FUND COMPLEX   DIRECTORSHIPS
                             HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY       HELD BY
NAME, ADDRESS, AND AGE       FUND           TIME SERVED         DURING PAST FIVE YEARS    TRUSTEE           TRUSTEE
----------------------       -----------    ----------------    ----------------------    ----------------  -------------

William L. Boyan             Trustee        Term: Indefinite    Trustee of Old Mutual     14                Trustee of Old
Age: 65                                                         South Africa Equity                         Mutual South
86 A Beacon Street                          Elected: 2/00       Trust since 1983;                           Africa Equity
Boston, MA 02108                                                Chairman of the Board                       Trust
                                                                of Trustees of
                                                                Children's Hospital and
                                                                Children's Medical
                                                                Center since 1984;
                                                                Director of John
                                                                Hancock Mutual Life
                                                                Insurance Company, 1983
                                                                to 1998; and President
                                                                and Chief Operations
                                                                Officer of John Hancock
                                                                Mutual Life Insurance
                                                                Company, 1992 to 1998.
                                                                Mr. Boyan retired in
                                                                1999.

Rina K. Spence               Trustee        Term: Indefinite    President of SpenceCare   14                Director of
Age: 53                                                         International LLC since                     Berkshire Life
7 Acacia Street                             Elected: 2/00       1998; Chief Executive                       Insurance
Cambridge, MA 02138                                             Officer of Consensus                        Company of
                                                                Pharmaceutical, Inc.,                       America
                                                                1998 to 1999; and
                                                                Founder, President and
                                                                Chief Executive Officer
                                                                of Spence Center for
                                                                Women's Health, 1994 to
                                                                1998.

Douglas T. Williams          Trustee        Term: Indefinite    Executive Vice            14                None
Age: 62                                                         President of Chase
P.O. Box 5049                               Elected: 2/00       Manhattan Bank, 1987 to
Boston, MA                                                      1999.  Mr. Williams
02206                                                           retired in 1999.

OFFICERS:
--------

Kathleen C. Cuocolo          President      Term: Indefinite    Executive Vice
Age: 49                                                         President of State
Two Avenue de Lafayette,                    Elected: 5/00       Street Bank and Trust
Boston, MA 02111                                                Company since 2000; and
                                                                Senior Vice
                                                                President of
                                                                State Street
                                                                Bank and Trust
                                                                Company, 1982 to
                                                                2000.

                                                                                          NUMBER OF FUNDS   OTHER
                             POSITION(S)    TERM OF OFFICE                                IN FUND COMPLEX   DIRECTORSHIPS
                             HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY       HELD BY
NAME, ADDRESS, AND AGE       FUND           TIME SERVED         DURING PAST FIVE YEARS    TRUSTEE           TRUSTEE
----------------------       -----------    ----------------    ----------------------    ----------------  -------------

Janine L. Cohen              Treasurer      Term: Indefinite    Senior Vice President     --                --
Age: 48                                                         of State Street Bank
Two Avenue de Lafayette,                    Elected: 5/00       and Trust Company since
Boston, MA 02111                                                2001; and Vice
                                                                President of State
                                                                Street Bank and Trust
                                                                Company, 1992 to 2000.

Julie A. Tedesco             Secretary      Term: Indefinite    Vice President and        --                --
Age: 44                                                         Counsel of State Street
One Federal Street                          Elected: 5/00       Bank and Trust Company
Boston, MA 02110                                                since 2000; and Counsel
                                                                of First Data Investor
                                                                Services Group, Inc.,
                                                                1994 to 2000.

     The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust's best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

STANDING COMMITTEES

     The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to non-interested Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee and Nominating Committee.

     The Audit Committee is composed of all the non-interested Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services performed. It reviews the qualifications of the auditor's key personnel involved in the foregoing activities and monitors the auditor's independence. During the fiscal year ended December 31, 2001, the Audit Committee held two meetings.

     The Nominating Committee is composed of all of the non-interested Trustees. The Nominating Committee is responsible for nominating for election as Trustees candidates who may be either "interested persons" or non-interested persons of the Trust. The Nominating

Committee meets as is required. During the fiscal year ended December 31, 2001, the Nominating Committee did not meet.

TRUSTEE OWNERSHIP OF SECURITIES OF THE TRUST, ADVISER AND DISTRIBUTOR

     As of December 31, 2001 none of the non-interested Trustees had any ownership of securities of the Adviser or ALPS Distributors, Inc. ("ALPS"), the Trust's distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or ALPS.

     The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2001.

                                                       Aggregate Dollar Range of
                                                       Equity Securities in All
                                                       Registered Investment Companies
                         Dollar Range of Equity        Overseen by Trustee in Family
Name of Trustee          Securities in the Trust       of Investment Companies
---------------          -----------------------       -------------------------------
  William L. Boyan             None                              None
  Michael F. Holland           None                              None
  Rina K. Spence               None                              None
  Douglas T. Williams          None                              None

TRUSTEE COMPENSATION

     The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2001.

                                                Pension or
                                                Retirement       Estimated      Total
                                                Benefits         Annual         Compensation
                               Aggregate        Accrued as       Benefits       from Trust &
                               Compensation     Part of Trust    Upon           Fund Complex
Name and Position              From Trust       Expenses         Retirement     Paid to Trustees
-----------------              ------------     -------------    -----------    ----------------
William L. Boyan, Trustee      $0                $0              $0                $30,000
Michael F. Holland, Trustee    $0                $0              $0                $30,000
Rina K. Spence, Trustee        $0                $0              $0                $30,000
Douglas T. Williams, Trustee   $0                $0              $0                $30,000

     The Trust, the Adviser and ALPS have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of

Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, Transfer Agent, Custodian and ALPS.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of October 31, 2002, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

     Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

     As of October 31, 2002, the names and Interests ownership of the entities which held 5 percent or more of the outstanding Interests of any of the Trust's Funds were as follows:


                                               Percentage of Interests
                                               -----------------------

State Street Equity 500 Index Fund
     Class A Shares:

          American United Life                        100%

INVESTMENT ADVISORY AND OTHER SERVICES

     Under the terms of the Investment Advisory Agreement with the Adviser (the "Advisory Agreement"), the Adviser is required to manage each Fund subject to the supervision and direction of the Board of Trustees of the Trust.

     The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Trust and either a majority of all Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days' notice and will terminate automatically upon its assignment. In determining to continue the Advisory Agreement, the Board considered all information reasonably necessary to evaluate the terms of the Advisory Agreement, including (i) the nature and quality of services rendered; (ii) the expenses and performance of the Funds; and (iii) the profitability of the Adviser in providing services to the Trust.


     In approving the continuance of the Advisory Agreement, the Board, after reviewing various materials and reports, and following extended discussions with independent counsel to the Independent Trustees concerning the same, concluded that (i) the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Trust's Funds; (ii) the Trust's expense ratios are low compared to other funds with similar investment objectives; (iii) the Trust's performance has been satisfactory when compared to its relevant benchmarks and other funds with similar investment objectives; and (iv) the profitability of the Adviser for providing services to the Trust is within an acceptable range.


     The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.

INVESTMENT ADVISORY AGREEMENTS

     Each Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in a Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. The Trust has retained the Adviser as investment adviser to manage a Fund's assets in the event that the Fund withdraws its investment from its related Portfolio.

     The Adviser is also the investment adviser to each of the related Portfolios pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between the Adviser and State Street Master Funds, on behalf of the Portfolios. The Adviser receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Trust on behalf of the Funds and the Adviser. Each Fund that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

     Under the Administrative Services Agreement (the "Administration Agreement"), State Street Bank and Trust Company ("State Street") is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the Securities and Exchange Commission (the "SEC") and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties.

State Street serves as Custodian for the Funds pursuant to the Custody Agreement. As Custodian, it holds the Funds' assets.

State Street also serves as Transfer Agent of the Funds pursuant to the Transfer Agency and Service Agreement.

FEES

     As consideration for the State Street's services as administrator, transfer agent and custodian to the Funds, State Street shall be entitled to receive from each Fund an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate and payable monthly on the first business day of each month, of the following annual percentages of each Fund's average daily net assets during the month:


                                                    Annual percentage of
         Fund                                       Average Daily Net Assets
         -------------------------------------------------------------------

         Equity 500 Index Fund
                  - Class A Shares                          0.05%
                  - Class B Shares                          0.05%
         Equity 400 Index Fund                              0.10%
         Equity 2000 Index Fund                             0.10%
         MSCI EAFE Index Fund                               0.10%
         Aggregate Bond Index Fund                          0.10%
         Money Market Fund                                  0.05%
         U.S. Government Money Market Fund                  0.05%

     The administration, custodian and transfer agency fees accrued for the last fiscal year is set forth in the table below.

Fund                                 Fiscal Year Ended December 31, 2001
----                                 -----------------------------------

Equity 500 Index Fund                $59,290

RULE 12B-1 PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under which the Funds may compensate their distributor (or others) for services in connection with the distribution of the Funds' shares and for services provided to Fund shareholders. The Rule 12b-1 Plan calls for payments at an annual rate (based on average net assets) as follows:

         State Street Equity 500 Index Fund - Class A:        0.15%
         State Street Equity 500 Index Fund - Class B:        0.25%
         State Street Equity 400 Index Fund:                  0.25%
         State Street Equity 2000 Index Fund:                 0.25%
         State Street MSCI EAFE Index Fund:                   0.25%
         State Street Aggregate Bond Index Fund:              0.25%

         Money Market Fund:                                   0.05%
         U.S. Government Money Market Fund:                   0.05%


     Shareholder servicing fees paid to the Distributor pursuant to Class A Service Plans for the last fiscal year are reflected in the chart below.

Fund                             Fiscal Year Ended December 31, 2001
----                             -----------------------------------

Equity 500 Index Fund
         Class A                 $177,863

COUNSEL AND INDEPENDENT AUDITORS

     Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Ernst & Young LLP are the independent auditors for the Funds, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission. The principal business address of Ernst & Young LLP is 200 Clarendon St., Boston, Massachusetts 02116.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services.

     In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provides the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable for more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Adviser. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical information pertaining to corporate actions affecting stocks, including but not limited to, stocks within the index whose performance the Fund in question seeks to replicate. The fee paid by the Funds is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise have been required to purchase some of these services for cash. The brokerage commissions paid by the Fund for the last fiscal year are as follows:

Fund                           Fiscal Year Ended December 31 2001
----                           ----------------------------------

Equity 500 Index Fund          $0

     The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commission will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

CAPITAL STOCK AND OTHER SECURITIES

     Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund's net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments in a Fund may not be transferred.

     Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors when in the judgment of the Trustees it is necessary or desirable to submit matters for an investor vote.

     Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust's property for any claim or liability to which the shareholder may become subject by reason of being or having been an shareholder and for reimbursement of the shareholder for all legal and other expenses reasonably incurred by the shareholder in connection with any such claim or liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

PURCHASE, REDEMPTION AND PRICING OF SHARES


     Shares of the Index Funds are offered continuously at a price equal to the net asset value attributable to each share. Each Index Fund determines the net asset value per share on each day on which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). This determination is made each Business Day at the close of regular trading on the NYSE (the "Valuation Time") by dividing the value of the Index Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. The Money Market Funds determine their respective price per share each Business Day at 3 p.m. Eastern time or the Valuation Time, whichever is earlier.


     The NYSE is open for trading every weekday except for: (a) the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of net asset value next following the receipt of any purchase or withdrawal order which is determined to be in good order.


     It is the Money Market Funds' policy to use their best efforts to maintain a constant price per share of $1.00 respectively, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, each Money Market Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument.

     For example, in periods of declining interest rates, the daily yield on each Money Market Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on each Money Market Fund's shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

     The Trustees have established procedures reasonably designed to stabilize each Money Market Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Money Market Fund's net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.


     Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange, including securities traded on the NASDAQ National Market System, are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. U.S. equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price prior to the Valuation Time. Futures contracts are valued on the basis of the last reported sale price prior to the Valuation Time. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market. Other assets are valued at fair value using methods determined in good faith by the Board of Trustees.

TAXATION OF THE FUND

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the favorable tax treatment accorded regulated investment companies, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for each year; and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets are invested in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of its assets are invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

TAXATION OF DISTRIBUTIONS RECEIVED BY SHAREHOLDERS

     Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (generally taxed at 20% rate for noncorporate shareholders), without regard to how long a shareholder has held shares of the Fund.

     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein. Even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

     Each Index Fund may enter into futures contracts, options on futures contracts and options on securities indices. Such contracts held by the Index Fund at the close of its taxable year will generally be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from this constructive sale will be treated as short-term capital gain or loss and 60 percent of such gain or loss will be treated as long-term capital gain or loss without regard to the period the Index Fund actually held the instruments. The amount of any capital gain or loss actually realized by the Index Fund in a subsequent sale or other disposition of the instruments is adjusted to reflect any capital gain or loss taken into account in a prior year as a result of the constructive sale of the instruments. The hedging transactions undertaken by the Index Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by an Index Fund. In addition, losses realized by the Index Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.

     An Index Fund may make one or more of the elections available under the Code that are applicable to straddles. If an Index Fund makes any of the elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the straddle rules may affect the character of gains or loses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be reported to investors and which will be taxable to them as ordinary income or long-term capital gain, may be increased or decreased as compared to an Index Fund that did not engage in such hedging transactions.

FOREIGN INCOME

     Income received by a Fund from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries will vary. If a Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders. Pursuant to such election, the Fund's share of the amount of foreign taxes paid by it will be included in the income of its shareholders, and such shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each Fund's investors will be notified after the close of a Fund's taxable year as to the foreign taxes that will "pass through" for that year and, if so, such notification will designate (a) the regulated investment company investor's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived form sources within each such country.

     The amount of foreign taxes for which an investor may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interests and certain foreign currency gains. Because capital gains realized by a Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation. In addition a shareholder must hold shares of a Fund (without protection from risk or loss) on the ex-dividend date and for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date in order to be eligible to claim a foreign tax credit passed through by the Fund.

THE AGGREGATE BOND INDEX FUND'S INVESTMENTS IN ORIGINAL ISSUE DISCOUNT
SECURITIES

     The Aggregate Bond Index Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Aggregate Bond Index Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

REDEMPTIONS AND EXCHANGES

     Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     The foregoing discussion summarizes some of the consequences under the current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund including in-kind transactions under all applicable tax laws.

     Non-U.S. investors in the Funds should consult their tax advisors concerning the tax consequences of ownership of shares in the Funds, including the possibility that distributions may be subject to a 30 percent United States withholding tax (or a reduced rate of withholding provided by treaty). Some investors may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of shares in the Funds. The backup withholding rates are currently: 30% during 2002-2003; 29% during 2004-2005; 28% during 2006-2010; and 31% -- 2011 and thereafter.
Generally, investors subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

UNDERWRITERS

     ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to the Distribution Agreement by and between the Distributor and the Trust. The Distributor is located at 370 17th Street, Suite 3100, Denver, Colorado 80202. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see "Rule 12b-1 Plan," above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares.

CALCULATION OF PERFORMANCE DATA


Money Market Funds:

The yield for each Money Market Fund is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yields are computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

Each Money Market Fund calculates an effective yield by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


EFFECTIVE YIELD=[(BASE PERIOD RETURN+1)[365/7]] - 1



Each Money Market Fund calculates its tax equivalent current yield by dividing that portion of a Fund's yield, as described above, that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

Each Money Market Fund calculates its tax equivalent effective yield by dividing that portion of a Fund's effective yield, as described above, that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax-exempt.


All Funds:

AVERAGE ANNUAL TOTAL RETURN

The Funds' "average annual total return" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
                                         n
                                   P(1+T) =ERV
Where:

                  P        =      a hypothetical initial payment of $1000.
                  T        =      average annual total return.
                  n        =      number of years.

                  ERV     =       Ending Redeemable Value of a hypothetical
                                  $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

The Equity 500 Index Fund Class A Shares' average annual total returns as of December 31, 2001 are as follows:

     Life of Fund (since April 18, 2001)                   (2.97%)

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

The Funds' "average annual total return after taxes on distributions" figures shown below are computed according to a formula prescribed by the Commission. The formula can be expressed as follows:

                                        n
                                  P(1+T) =ATVD

                  Where:

                  P        =       a hypothetical initial payment of $1000.
                  T        =       average annual total return.
                  n        =       number of years.
                  ATV(D)   =       ending value of a hypothetical $1,000
                                   payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions but not after taxes on redemption.

The Equity 500 Index Fund Class A Shares' average annual total returns after taxes on distributions as of December 31, 2001 are as follows:

     Life of Fund (since April 18, 2001)                   (3.29%)

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS

The Funds' "average annual total return after taxes on distributions and redemptions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                        n
                                  P(1+T) =ATVDR

                  Where:

                  P        =       a hypothetical initial payment of $1000.
                  T        =       average annual total return.
                  n        =       number of years.

                  ATV(DR)  =       ending value of a hypothetical $1,000
                                   payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

The Equity 500 Index Fund Class A Shares' average annual total returns after taxes on distributions and redemptions as of December 31, 2001 are as follows:

     Life of Fund (since April 18, 2001)        (1.81%)

30-DAY YIELD

In addition to total return, the Funds may quote performance in terms of a 30-day yield. The yield figures provided will be calculated according to a formula prescribed by the SEC and can be expressed as follows:

                                   6
         Yield =     2[({a-b/cd}+1)  - 1]

Where:
              a =    dividends and interest earned during the period.
              b =    expenses accrued for the period (net of reimbursements).
              c =    the average daily number of shares outstanding
                     during the period that were entitled to receive dividends.
              d =    the maximum offering price per share on the last day of
                     the period.

     For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market value of the debt obligations.

     Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by a Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation in a Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations during the 30-day or one month period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

     The Funds calculate their tax equivalent 30-day yield quotations by dividing that portion of the Fund's yield, as described above, that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

     The Funds' performance will vary from time to time depending on market conditions, the composition of its portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the performance of a Fund for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in shares of a Fund with certain bank deposits or other investments that may pay a fixed return for a stated period of time. Investors comparing a Fund's performance with that of other mutual funds should give consideration to the nature, quality and maturity of the respective investment companies' portfolio securities and market conditions. An investor's principal is not guaranteed by the Funds.

FINANCIAL STATEMENTS


     The audited financial statements for the fiscal year ended December 31, 2001 for Equity 500 Index Fund are included in its Annual Report, which was filed with the SEC on February 28, 2002, and is incorporated into this SAI by reference. The unaudited financial statements for the period ended June 30, 2002 for the Equity 500 Index Fund are included in its Semi-Annual Report, which was filed with the SEC on August 26, 2002, and is incorporated into this SAI by reference.

Appendix A

RATINGS OF DEBT INSTRUMENTS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") - LONG TERM DEBT RATINGS. The following is a description of Moody's debt instrument ratings.

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than that of the Aaa securities.

     A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

MOODY'S. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.
          -    High rates of return on funds employed.
          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are deemed with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH, INC. ("FITCH"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 - This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 - Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

PART C

ITEM 23.  EXHIBITS

(a)(1) Declaration of Trust was filed previously as Exhibit (a) to the Trust's Registration Statement and is incorporated by reference herein.


   (2) Form of Amendment No.1 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(2) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.


(b) By-laws of the Trust were filed previously as Exhibit (b) to the Trust's Registration Statement and are incorporated by reference herein.

(c)       Not applicable.

(d)(1) Investment Advisory Agreement was filed previously as Exhibit (d) to the Trust's Registration Statement and is incorporated by reference herein.


   (2) Investment Advisory Agreement between SSgA Funds Management, Inc. and the Trust was filed previously as Exhibit (d)(2) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.

   (3) Form of Amendment to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust was filed previously as Exhibit (d)(3) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.

(e)(1) Distribution Agreement between ALPS Distributors, Inc. and the Trust was filed previously as Exhibit (e)(1) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.

   (2) Addendum to Distribution Agreement between ALPS Distributors, Inc. and the Trust was filed previously as Exhibit (e)(2) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.

   (3) Form of Amendment to Distribution Agreement between ALPS Distributors, Inc. and the Trust was filed previously as Exhibit (e)(3) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.


(f)       Not applicable.

(g)(1) Amended and Restated Custodian Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (g)(1) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein..

(h)(1) Transfer Agent and Services Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (h)(1) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.

   (2) Administration Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (h)(2) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.


(i)(1) Legal Opinion of Ropes & Gray was filed previously as Exhibit (i) to Pre-effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.


   (2) Legal Opinion of Ropes & Gray regarding the State Street Money Market Fund and State Street U.S. Government Money Market Fund is filed herewith.


(j)(1) Power of Attorney for James B. Little dated February 4, 2000 was filed previously as Exhibit (j)(1) to the Trust's Registration Statement and is incorporated by reference herein.

(j)(2) Power of Attorney for all Trustees dated February 28, 2000 was filed previously as Exhibit (j)(2) to Pre-effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.

(j)(3) Power of Attorney for Kathleen C. Cuocolo dated August 10, 2000 was filed previously as Exhibit (j)(3) to Pre-effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.


(j)(4) Consent of Ernst & Young LLP was filed previously as Exhibit (j)(4) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein..


(k)       Not applicable.

(l)       Not applicable.


(m) Rule 12b-1 Plan was filed previously as Exhibit (m) to Post-Effective Amendment No. 9 to the Trust's Registration Statement and is incorporated by reference herein.

(n) Form of Rule 18f-3 Plan was filed previously as Exhibit (n) to the Trust's Registration Statement and is incorporated by reference herein.

(p)(1) Code of Ethics was filed previously as Exhibit (p)(1) to the Trust's Registration Statement and is incorporated by reference herein.

(p)(2) Code of Ethics of State Street Master Funds was filed previously as Exhibit (p)(2) to Pre-effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.

(p)(3) Code of Ethics of State Street Global Advisors was filed previously as Exhibit (p)(3) to Pre-effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.

(p)(4) Code of Ethics of SSgA Funds Management, Inc. was filed previously as Exhibit (p)(4) to Post-Effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.

(p)(5) Code of Ethics of ALPS Mutual Funds Services, Inc. was filed previously as Exhibit (p)(4) to Pre-effective Amendment No. 1 to The Trust's Registration Statement and is incorporated by reference herein.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25.  INDEMNIFICATION


     Pursuant to Article 4 of the Trust's By-Laws, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.


     As to any matter disposed of by a compromise payment by any such Covered Person referred to above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of Shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     See "Management of the Trust" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITER



     (a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Firsthand Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, DIAMONDS Trust, Nasdaq 100 Trust, Holland Balanced Fund, Ameristock Mutual Fund, Inc., Davis Park Series Trust, and Financial Investors Variable Insurance Trust.

     (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Registrant, are as follows:

--------------------------------------------------------------------------------
Name and Principal     Positions and Offices with    Positions and Offices
Business Address*      Registrant                    with Underwriter
--------------------------------------------------------------------------------
W. Robert Alexander    None                          Chairman, Chief Executive
                                                     Officer and Secretary
--------------------------------------------------------------------------------
Thomas A. Carter       None                          Chief Financial Officer and
                                                     Director
--------------------------------------------------------------------------------
Edmund J. Burke        None                          President and Director
--------------------------------------------------------------------------------
Jeremy O. May          None                          Senior Vice President and
                                                     Director
--------------------------------------------------------------------------------
Rick A. Pederson       None                          Director
--------------------------------------------------------------------------------
Chris Woessner         None                          Director
--------------------------------------------------------------------------------

---------
*All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

     (c)  Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:

     State Street Institutional Investment Trust ("Trust")
     PO Box 5049 Boston, MA 02206

     SSgA Funds Management, Inc. ("Adviser")
     Two International Place
     Boston, MA 02110

     State Street Bank and Trust Company ("Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent")
     225 Franklin Street
     Boston, MA 02110

     ALPS Distributors, Inc.
     370 Seventeenth Street
     Suite 3100
     Denver, CO 80202

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the State Street Institutional Investment Trust (the "Trust") has duly caused this Amendment to the Trust's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 13th day of November 2002.

                                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                        By: /s/ Kathleen C. Cuocolo
                                           -------------------------------------
                                           Kathleen C. Cuocolo
                                           President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 13th day of November 2002:

Signature                        Title
---------                        -----

/s/Kathleen C. Cuocolo           President (Principal Executive Officer)
---------------------------
Kathleen C.  Cuocolo


/s/Janine Cohen                  Treasurer (Principal Accounting Officer)
---------------------------
Janine Cohen


         *                       Trustee
---------------------------
William L.  Boyan


         *                       Trustee
---------------------------
Michael F.  Holland


         *                       Trustee
---------------------------
Rina K.  Spence


         *                       Trustee
---------------------------
Douglas T.  Williams

* Attorney-in-fact:   /s/ Julie A.  Tedesco
                   ---------------------------
                        Julie A. Tedesco

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                INDEX TO EXHIBITS

Exhibit
Number         Description of Exhibit
-------        ----------------------

i(2)           Legal Opinion of Ropes & Gary